Balance Sheet Detail - Inventories (Details) - USD ($) $ in Thousands	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Inventories:
Work-in-process	$ 1,071	$ 1,270	$ 1,478
Finished goods	175	181	119
Total	$ 1,246	$ 1,451	$ 1,597